MINERAL PROPERTIES, PLANT AND EQUIPMENT (Narrative) (Details) $ in Thousands						1 Months Ended					12 Months Ended
	Dec. 15, 2020 USD ($) $ / shares	Dec. 15, 2020 USD ($) shares	Jul. 05, 2019 USD ($)	Jun. 05, 2017 USD ($) shares	Feb. 01, 2017 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Sep. 23, 2020 USD ($)	Jul. 31, 2018 USD ($)	Oct. 31, 2016 USD ($) shares	Dec. 31, 2020 USD ($) ha	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 oz shares	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Sep. 08, 2017	Apr. 24, 2017	Sep. 13, 2016 USD ($)	Jul. 21, 2016	Dec. 31, 2014	Feb. 28, 2013
Disclosure of detailed information about property, plant and equipment [line items]
Environmental royalty tax on gross sales											0.50%
Royalty expense for Environmental Royalty											$ 692	$ 631
Capital expenditure commitments																$ 955
Royalty expense											8,154	2,034
Acquisition costs for exploration and evaluation properties												12,619				14,504
Lease liabilities												1,238	$ 1,422			$ 1,094
Exploration expenditures											9,756	12,001
Parral Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net										$ 5,300
Issued on acquistion of mineral properties, net (shares) | shares										1,198,083
Percentage of interests acquired																			100.00%
Net smelter royalty															1.00%	1.00%
Exploration commitments																			$ 2,000
Guanacevi, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty															3.00%	3.00%
Payments for exploration and evaluation												473
Guanacevi, Mexico [Member] | Ocampo [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition period for exploration and evaluation properties			10 years
Fixed per tonne production payment for exploration and evaluation			$ 12
Per tonne production charges and royalties for exploration and evaluation											6,989	704
Guanacevi, Mexico [Member] | Ocampo [Member] | Less than or equal to $15 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty			4.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $15 dollars and up to $20 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty			9.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $20 dollars and up to $25 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty			13.00%
Guanacevi, Mexico [Member] | Ocampo [Member] | Greater than $25 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty			16.00%
El Compas, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net (shares) | shares														2,147,239
Assumed obligation, troy ounces of gold | oz														165
Percentage of interests acquired														100.00%
Lease liabilities															$ 1,632,000	$ 90
El Compas, Mexico [Member] | Calicanto Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																				100.00%
Net smelter royalty													3.00%				1.00%			3.00%
Payments for exploration and evaluation					$ 400								$ 45
El Compas, Mexico [Member] | Veta Grande Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net				$ 500
Issued on acquistion of mineral properties, net (shares) | shares				154,321
Percentage of interests acquired																		100.00%
El Cubo, Mexico [Member] | VanGold Mining Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, total consideration	$ 15,000	$ 15,000
Proceeds from non-refundable cash down-payment		500
Sale of mineral property, cash consideration on closing		7,000
Sale of mineral property, contingent consideration	$ 3,000	3,000
Value of shares received for sale of mineral properties		$ 5,000
Shares received for sale of mineral properties | shares		21,331,058
Shares received for sale of mineral properties, price per share | $ / shares	$ 0.30
Unsecured promissory note due and payable within 12 months from closing																$ 2,500
El Cubo, Mexico [Member] | VanGold Mining Corp [Member] | Upon producing 3.0 million silver equivalent ounces from the El Cubo mill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, contingent consideration	$ 1,000	$ 1,000
El Cubo, Mexico [Member] | VanGold Mining Corp [Member] | Price of gold closes at or above US$2,000 dollars per ounce for 20 consecutive days within two years after closing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, contingent consideration	1,000	1,000
El Cubo, Mexico [Member] | VanGold Mining Corp [Member] | Price of gold closes at or above US$2,200 dollars per ounce for 20 consecutive days within two years after closing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of mineral property, contingent consideration	$ 1,000	$ 1,000
El Compas - Zacatecas Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Royalty expense											$ 473	226
Area of El compas project | ha											3,990
El Compas, Mexico - 22 concessions [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty															1.50%	1.50%
El Compas, Mexico - six concessions [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty															3.00%	3.00%
Terronera [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired																						100.00%
Net smelter royalty																						2.00%
La Sanguijuela property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition period for exploration and evaluation properties								4 years
Net smelter royalty								2.00%
Payments for exploration and evaluation								$ 550
Guadalupe Y Calvo, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Issued on acquistion of mineral properties, net											$ 1,750
Percentage of interests acquired															100.00%	100.00%
Acquisition period for exploration and evaluation properties											4 years
Net smelter royalty															2.00%	2.00%					2.00%
Amount of provision specified to buy back net smelter return																$ 2,000
Payments for exploration and evaluation											$ 1,500
Exploration expenditures											$ 750
Exploration projects, Chile [Member] | Cerro Marquez - Las Palcas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty, price per percentage										$ 1,200
Acquisition costs for exploration and evaluation properties										$ 2,500
Percentage of interests acquired										100.00%
Acquisition period for exploration and evaluation properties										4 years
Net smelter royalty										2.00%
Payments for exploration and evaluation							$ 200
Exploration commitments										$ 1,500
Exploration projects, Chile [Member] | Aida Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and evaluation properties									$ 3,200
Percentage of interests acquired									100.00%
Acquisition period for exploration and evaluation properties									5 years
Net smelter royalty									2.00%
Payments for exploration and evaluation												$ 400	$ 400
Exploration projects, Chile [Member] | Paloma Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired													70.00%
Net smelter royalty													2.00%
Exploration projects, Chile [Member] | Paloma Properties [Member] | First option by paying $0.75 million and spending $5.0 million over five years with the final payment due in 2023 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired													51.00%
Exploration projects, Chile [Member] | Paloma Properties [Member] | Second option by completing a Preliminary Economic Assessment and a Preliminary Feasibility Study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired													70.00%
Subsequent Event [Member] | Exploration projects, Chile [Member] | Cerro Marquez - Las Palcas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments for exploration and evaluation						$ 2,300